Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	10,700,000	10,700,000
Common stock subject to possible redemption per shares (in Dollars per share)	$ 10.2	$ 10.2
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	2,850,000	2,850,000
Common stock, shares outstanding	2,850,000	2,850,000